EQUITY	12 Months Ended
Mar. 31, 2013
E Q U I T Y [Abstract]
EQUITY

6. EQUITY

Common stock

During the year ended March 31, 2013, the Company sold 425,000 shares of its common stock for proceeds of $425,000 under a Subscription Agreement with one investor (See Note 4).

In July and August 2012, the Company issued an aggregate of 700,000 shares of its common stock to employees and a director of the Company vesting over a period ranging from 16 months to 60 months from the date of grant under the Company's 2012 Stock Incentive Plan. These shares of common stock issued to employees and a director were valued based upon the trading prices of the Company’s stock at the dates of grant for an aggregate fair value of $189,000. As the shares were issued, but not yet earned, the aggregate fair value of these shares was accounted for as a contra-equity account that is being amortized over the vesting term of the common stock award. During the year ended March 31, 2013, the Company amortized $31,500 of the fair value of the common stock as services were provided and recognized as stock compensation in their statement of operations, and $157,500 remained unamortized as of the year then ended.